[S&S Letterhead]

April 19, 2012

Via E-Mail and EDGAR Transmission

Division of Corporation Finance

United States Securities and Exchange Commission

100 F Street, N.E.

Mail Stop 4561

Washington, D.C. 20549-3628

Attn: Daniel F. Duchovny

RE:	Onvia, Inc.

Preliminary Proxy Statement

Filed April 10, 2012 by Symphony Technology Group, LLC et al.

File No. 001-35164

Dear Mr. Duchovny:

Reference is made to your letter, dated April 16, 2012 (the “Comment Letter”), setting forth the comments of the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”), concerning the above-referenced filing (the “Proxy Statement”). On behalf of our client, Symphony Technology Group, LLC (“STG”), we hereby submit STG’s response to the Comment Letter.

The numbered paragraphs and headings in this response letter correspond to the original numbered paragraphs and headings in the Comment Letter. For ease of reference, we have repeated the Staff’s comments in bold text preceding each of the responses.

We have enclosed with this letter a marked copy of Amendment No. 1 to the Proxy Statement (“Amendment No. 1”), which was filed today by STG via EDGAR, reflecting all changes to the Proxy Statement.

Preliminary Proxy Statement

Cover Letter

1. Each statement or assertion of opinion or belief must be clearly characterized as such, and a reasonable factual basis must exist for each such opinion or

Division of Corporate Finance

United States Securities and Exchange Commission

April 19, 2012

belief. Support for opinions or beliefs should be self-evident, disclosed in the solicitation materials or provided to the staff on a supplemental basis. Please provide support for the following:

•	That the company’s board “has repeatedly refused to consider strategic alternatives as a means to create shareholder value.” (cover letter)

•

That, in reference to your January 2011 and 2012 indications of interest, “Despite several attempts to constructively engage with Onvia’s Board of Directors, STG did not receive any response from Onvia” and that “STG did not hear back from Onvia’s Board or management prior to” February 10, 2012. (Background to the Solicitation)

The Proxy Statement has been revised in response to the first part of the Staff’s comment to clarify that the statement in question is an opinion of STG LLC. In addition, Symphony Technology Group, LLC, STG UGP, LLC, STG LLC GP, L.P., STG III, L.P., STG III-A, L.P., Romesh Wadhwani, Tim Dowd, Connie Capone and Anirudh Kulkarni (collectively, the “Participants”) supplementally advise the Staff that the reasonable factual basis for this opinion is the fact that the Onvia board has refused to consider two proposals from STG itself and STG’s opinion that it is unlikely that STG is the only party to have contacted the Company during with respect to potential strategic transactions during the period STG has owned Company shares.

With respect to the second part of the Staff’s comment, we respectfully submit that it should be self-evident that STG would be aware of whether and when Onvia responded to STG’s proposals.

2.	Avoid issuing statements in your proxy statement that directly or indirectly impugn the character, integrity or personal reputation or make charges of illegal, improper or immoral conduct without factual foundation. Provide us supplementally the factual foundation for such assertions. In this regard, note that the factual foundation for such assertions must be reasonable. Refer to Rule 14a-9. Your disclosure that your nominees, if elected, will work constructively with the other members of the Onvia Board to ensure that the interests of all Onvia stockholders are protected” (emphasis added) appears to suggest that the current board is not protecting the interests of all security holders, in violation of its fiduciary duties. We also note your disclosure, under the caption “We Believe Our Nominees Will Act In The Interest Of Maximizing Stockholder Value” (page 4), that you believe the current board to be “insular and not receptive to stockholders.” Please provide us supplementally the factual foundation for the foregoing statement.

The Proxy Statement has been revised in response to the Staff’s comment to delete the statements that the Staff has identified. Please see revised disclosure in the penultimate paragraph of the first page of the cover letter and under the heading “Reasons for Our

Division of Corporate Finance

United States Securities and Exchange Commission

April 19, 2012

Solicitation – We Believe Our Nominees Will Act In The Interest Of Maximizing Stockholder Value” beginning on page 4 of Amendment No. 1.

Background to the Solicitation, page 2

3.	Please update this section to describe any communications with the company after February 22, 2012.

The Proxy Statement has been revised in response to the Staff’s comment. Please see revised disclosure under the heading “Background to Solicitation” beginning on page 2 of Amendment No. 1.

Reasons for Our Solicitation, page 3

4.	Each statement or assertion of opinion or belief must be clearly characterized as such, and a reasonable factual basis must exist for each such opinion or belief. Support for opinions or beliefs should be self-evident, disclosed in the solicitation materials or provided to the staff on a supplemental basis. Please characterize the first sentence under the caption “We Are Concerned With Onvia’s Current Operating Performance” as your opinion or belief, if true.

The Proxy Statement has been revised in response to the Staff’s comment. Please see revised disclosure under the heading “Reasons for Our Solicitation – We Are Concerned With Stockholder Value Diminution” beginning on page 3 of Amendment No. 1.

5.	Please expand the following disclosure to explain the reasons for your assertions:

•

That you “believe the Onvia turnaround plan faces significant product and technology risk, sales and marketing execution risk, organizational/staffing risk and business model risk.” (under the caption “We Are Concerned With The Execution Risks Inherent In Onvia’s Turnaround Plan”)

•

That you “do not believe that the Onvia Board is open to the possibility that the risks of continued poor execution will further destroy stockholder value.” (under the caption “We Are Concerned With The Onvia Board’s Lack Of Willingness To Consider Strategic Alternatives”)

The Proxy Statement has been revised in response to the Staff’s comment. Please see revised disclosure under the heading “Reasons for Our Solicitation – We Are Concerned With The Execution Risks Inherent in Onvia’s Turnaround Plan” and under the heading “Reasons for Our Solicitation – We Are Concerned With The Onvia Board’s Lack Of Willingness To Consider Strategic Alternatives,” each beginning on page 4 of Amendment No. 1.

Division of Corporate Finance

United States Securities and Exchange Commission

April 19, 2012

6.	Please provide support for your assertion, under the caption “We Believe Our Nominees Will Act In The Interest Of Maximizing Stockholder Value,” that the company is experiencing a loss of key employees and customers.

The Proxy Statement has been revised in response to the Staff’s comment. Please see revised disclosure under the heading “Reasons for Our Solicitation – We Believe Our Nominees Will Act In The Interest of Maximizing Stockholder Value” beginning on page 4 of Amendment No. 1.

Proposal No. 2. Ratification of the Onvia, Inc. Section 382 Tax Benefits Preservation Plan, page 6

7.	Please expand this section to describe the reasons you believe the rights plan has detrimental effects.

The Proxy Statement has been revised in response to the Staff’s comment. Please see revised disclosure under the heading “Proposal No. 2 – Ratification of the Onvia, Inc. Section 382 Tax Benefits Preservation Plan” beginning on page 6 of Amendment No. 1.

Voting and Proxy Procedures – Solicitation of Proxies, page 7

8.	Please provide the disclosure required by Item 4(b)(4) and (5) of Schedule 14A.

The Proxy Statement has been revised in response to the Staff’s comment. Please see revised disclosure under the heading “Voting and Proxy Procedures – Solicitation of Proxies” beginning on page 7 of Amendment No. 1.

9.	We note that you intend to solicit proxies by mail, facsimile, telephone, telegraph, Internet, in person or by advertisements. Please be advised that all written soliciting materials, including any e-mails or scripts to be used in soliciting proxies must be filed under the cover of Schedule 14A on the date of first use. Refer to Rule 14a-6(b) and (c). Please confirm your understanding.

In response to the Staff’s comment, the Participants confirm their understanding that all written soliciting materials, including any e-mails or scripts to be used in soliciting proxies must be filed under the cover of Schedule 14A on the date of first use.

10.	If you do solicit proxies via the Internet, please tell us whether you plan to solicit via internet chat rooms, and if so, tell us which websites you plan to utilize.

In response to the Staff’s comment, the Participants advise the Staff that they do not plan to solicit via internet chat rooms.

Incorporation by Reference, page 9

11.	You are required to provide information that will be contained in the company’s proxy statement for the annual meeting unless it is your intent to rely on Rule 14a-

Division of Corporate Finance

United States Securities and Exchange Commission

April 19, 2012

5(c). If you intend to rely on Rule 14a-5(c), please disclose this fact. Also, please be advised that we believe that reliance upon Rule 14a-5(c) before the company distributes the information to security holders would be inappropriate. Alternatively, if you determine to disseminate your proxy statement prior to the distribution of the company’s proxy statement, you must undertake to provide the omitted information to security holders. Please advise as to your intent in this regard.

The Proxy Statement has been revised in response to the Staff’s comment to disclose the fact that the Participants will rely on Rule 14a-5(c). Please see revised disclosure under the heading “Incorporation by Reference” beginning on page 9 of Amendment No. 1. In response to the Staff’s comment, the Participants advise the Staff that they do not expect to disseminate their proxy statement prior to distribution of the Company’s proxy statement.

Form of Proxy Card

12.	Please revise the form of proxy to clearly identify it as being preliminary. See Rule 14a- 6(e)(1) of Regulation 14A.

The form of proxy card has been revised in response to the Staff’s comment.

13.	Please revise the presentation of proposal 2 to clarify that it is the company’s proposal. See Rule 14a-4(a)(3).

The form of proxy card has been revised in response to the Staff’s comment.

Attached as Exhibit A hereto please find the acknowledgment of the Participants requested in the Comment Letter.

Please do not hesitate to contact me at 415-616-1240 if you have any questions or further comments. Thank you in advance for your prompt attention to this matter.

Sincerely,

/s/ Steve L. Camahort

Steve L. Camahort

Cc:	Brad MacMillin, Symphony Technology Group, LLC

Division of Corporate Finance

United States Securities and Exchange Commission

April 19, 2012

EXHIBIT A

ACKNOWLEDGMENT

The undersigned acknowledges, on behalf of itself and all of the Participants, that (i) each of the Participants is responsible for the adequacy and accuracy of the disclosure in the filing, (ii) staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing, and (iii) the Participants may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

SYMPHONY TECHNOLOGY GROUP, LLC

By:	/s/ William Chisholm
Name: William Chisholm Title: Managing Director